Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Of Consolidated Financial Statements
Basis of preparation of the consolidated financial statements

2 Basis of preparation of the consolidated financial statements

2.1 Basis of accounting

The consolidated financial statements (“financial statements”) were prepared and are presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

2.2 Basis of presentation

The financial statements were prepared under the historical cost basis, unless stated otherwise in the accounting policies. These financial statements have been prepared on a going concern basis.

The material accounting policies applied in the preparation of these financial statements were included in the respective notes and are consistent in the fiscal years presented.

The issue of these financial statements was authorized by the Executive Board, on April 11, 2024 .

2.3 Basis of consolidation

The financial statements include the financial statements of Braskem S.A. and the following entities:

		Total and voting interest (%)
			2023, 2022 and 2021
		Headquarter	2023	2022	2021
BM Insurance Company Limited ("BM Insurance")		Bermuda	100	100	100
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100	100	100
Braskem Energy Ltda. ("Braskem Energy")		Brazil			100
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100	100	100
Braskem Green S.A. ("Braskem Green")		Brazil	100	100	100
Braskem Incorporated Limited ("Braskem Inc.")	(i)	Cayman Islands			100
Braskem Mexico, S. de RL de C.V. ("Braskem México")		Mexico	100	100	100
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100	100	100
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100	100	100
Braskem Ventures Ltda. ("Braskem Ventures")	(ii)	Brazil	100	100
Lantana Trading Co. Inc. (“Lantana”)		Bahamas			100
Voqen Energia Ltda. ("Voqen")		Brazil	100	100
Wise Plásticos Ltda ("Wise")	(iii)	Brazil	61.1
B&TC B.V. ("B&TC")		Netherlands	60	60
Braskem America Finance Company ("Braskem America Finance")		USA	100	100	100
Braskem America, Inc. (“Braskem America”)		USA	100	100	100
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100	100	100
Braskem Idesa		Mexico	75	75	75
Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")		Mexico	75	75	75
Braskem India Private Limited ("Braskem India")		India	100	100	100
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100	100	100
Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")		Mexico	100	100	100
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100	100	100
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)		Netherlands	100	100	100
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)		Netherlands	100	100	100
Braskem Siam	(iv)	Thailand	51
Braskem Trading & Shipping B.V. ("BTS")	(V)	Netherlands	100
Builder Brasil Ltda. ("Builder Brasil")		Brazil	100	100
Builder USA LLC. ("Builder USA")		USA	100	100
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70	63.70
ER Plastics B.V. ("ER Plastics")		Netherlands	60	60
Terminal Química	(vi)	Mexico	37.5	75	75
Special Purpose Entities
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100	100	100
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100	100	100
(i)	Company dissolved in December 2022.
(ii)	Braskem Ventures represents the brand Oxygea, which is a Hub whose purpose is to foster the creation and development of new business initiatives with startups.
(iii)	In February 2023, Braskem acquired a 61.1% ownership interest in Wise, a Brazilian company engaged in mechanical recycling. The consideration transferred of this acquisition was R$ 173, and goodwill generated was R$ 75.
(iv)	Company incorporated in 2023 as described in Note 1.
(v)	Company incorporated in September 2023 to provide service of maritime freight and the sale and purchase transactions of chemical and petrochemical products.
(vi)	In March 2023, Braskem Idesa sold 50% of their non-controlling interest in Terminal Química (Note 1).

(a) Subsidiaries

The Company controls an entity when it is exposed to, or entitled to, the variable returns originating from its involvement with the entity and has the capacity to affect such returns by exercising its power over the entity.

The financial information of subsidiaries are included in these financial statements as from the date the Company obtains control until the date of the loss of control.

(b) Equity method Investees

The Company’s investments in entities with accounting treatment using the equity method consist of their interests in associates and joint ventures.

Associates are those in which the Company, directly or indirectly, has significant influence, but not control or shared control, over the financial and operating policies. To be classified as a joint venture, a contractual agreement must exist that gives the Company shared control of the entity and granting to the Company the right to the net assets of the joint venture, and not the right to its specific assets and liabilities.

Such investments are initially recognized at cost, which includes the expenses with the transaction costs. After initial recognition, the financial statements include the Company’s interest in the net profit or loss for the fiscal year profit or loss and other comprehensive (loss) income (“OCI”) of equity-accounted investees, in the investee until the date on which the significant influence or joint control ceases to exist.

(c) Conversion of functional currency to presentation currency

The assets and liabilities of foreign operations are translated into Brazilian Real at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Brazilian Real at the average monthly exchange rates. Foreign currency differences (Note 2.4) from translation to presentation currency are recognized in other comprehensive (loss) income.

Since Argentina’s economy is considered hyperinflationary, to translate the financial information of Braskem Argentina subsidiary, the assets, liabilities, equity, income and expenses are translated into Brazilian Real at the exchange rate at the reporting date.

(d) Transactions eliminated in consolidation

Intragroup balances and transactions and any unrealized revenues or expenses arising from intragroup transactions are eliminated. Unrealized gains originating from transactions with investees recorded using the equity method are eliminated against the investment proportionately to the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment loss.

2.4 Functional and foreign currency

These financial statements are presented in Brazilian Real, which is the functional currency of the Company. All amounts have been rounded to the nearest million, unless otherwise stated.

The subsidiaries with a functional currency different from Brazilian Real (R$) are listed below:

Functional currency

Braskem Alemanha, B&TC e ER Plastics	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc., Braskem México Sofom, Braskem Holanda Green, BTS, Braskem Siam e Terminal Química.	U.S.dollar ("US$")
Braskem Idesa, Braskem Idesa Serviços, Braskem México e Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilean peso
Braskem Índia	Rupee

2.5 New standards or amendments for the current fiscal year and future requirements

(a) New standards and pronouncements adopted in the current fiscal year

In the current fiscal year, the Company identified a series of amendments under the IFRS standards that became effective for accounting periods starting on or after January 1, 2023:

(a.1) Deferred taxes related to assets and liabilities arising from a single transaction (amendments to IAS 12)

The Company adopted deferred tax related to assets and liabilities arising from a single transaction (amendments to IAS 12) from January 1, 2023. The amendments narrow the scope of initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences.

The main effect on the Company was related to the deferred taxes arising from leases. Previously, deferred tax on leases was recorded applying the "integrally linked" approach, resulting in a similar outcome as under the amendments, except for deferred tax asset or liability that was recognized on a net basis.

Following the amendments, the Company recognized a separate deferred tax asset from its lease liabilities and a separate deferred tax liability from its right-of-use assets. However, there was no impact on statement of financial position since balances are qualified for offsetting. The amendments also had no impact on retained earnings and accumulated losses as of January 1, 2022. The main impact is related to the disclosure of recognized deferred tax assets and liabilities.

(a.2) International Tax Reform - Pillar two model rules (Amendments to IAS 12)

The Company is within the scope of the International Tax Reform – Pillar two model rules and operates in Netherlands and Germany, which have already passed the new legislation to implement the complementary global minimum tax rate. However, once the tax legislation recently passed in both countries will become effective only from January 1, 2024, there is no tax impact on the fiscal year ended December 31, 2023.

In accordance with amendments to IAS 12 in effect on December 31, 2023, the Company applied mandatory temporary exemption to the recognition of deferred taxes for the impacts of the complementary tax rate and assessed the new disclosures required about Pillar Two exposures.

The Company may be subject to top-up tax in relation to its operations in the Netherlands, starting on January 1, 2024, depending on the profit of each type of business, there is a possibility that the effective rate in the Netherlands may vary by less or even more than 15%.

(a.3) Other amendments

Other amendments to IFRS that were mandatory for accounting periods starting on or after January 1, 2023 but did not have any material impact on the disclosures or amounts presented in these financial statements are presented below:

- Definition of accounting estimates (amendments to IAS 8).

- Definition of materiality for disclosure of accounting policies (amendments to IAS1 and IFRS Practice Statement 2).

- Insurance contracts (IFRS 17).

(b) Future requirements

The amended standards already issued but not yet effective as of the reporting date are described below:

- Classification of liabilities as current or non-current (amendments to IAS 1) – Effective on January 1, 2024.

- Non-current liabilities with covenants (amendments to IAS 1) – Effective on January 1, 2024.

- Lease liabilities in a sale and leaseback (Amendments to IFRS 16) – Effective on January 1, 2024.

- Supplier finance arrangements (amendments to IFRS 7 and IAS 7) – Effective on January 1, 2024.

Lack of exchangeability (amendments to IAS 21) – Effective on January 1, 2025.

The Company plans to adopt these amended standards, when they become effective and are required. Management does not expect the adoption of the standards listed above to have a significant impact on the Company’s financial statements in future periods.